Consolidated Statement of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock dividends, share	$ 1.34	$ 1.16	$ 1.07
Series A [Member]
Preferred stock dividends declared per share	3,548.61	3,548.61	3,558.382
Series B [Member]
Preferred stock dividends declared per share	887.15	887.15	889.58
Series F [Member]
Preferred stock dividends declared per share	1,625.00	1,625.00	1,625.00
Series G [Member]
Preferred stock dividends declared per share		375.00	1,500.00
Series H [Member]
Preferred stock dividends declared per share	1,287.52	1,287.52	1,287.52
Series I [Member]
Preferred stock dividends declared per share	1,281.25	1,281.25	$ 1,281.25
Series J [Member]
Preferred stock dividends declared per share	1,325.00	$ 890.69
Series K Preferred Stock [Member]
Preferred stock dividends declared per share	$ 576.74